Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

Our Original Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 8,625,000 Class B ordinary shares (the “Founder Shares”) which were issued on April 22, 2021. In August 2021, the Company effectuated a dividend of approximately 0.3628 shares for each outstanding Class B ordinary share resulting in an aggregate of 11,754,150 Class B ordinary shares outstanding. On October 1, 2021, the Company effectuated a dividend of approximately 0.0195 shares for each outstanding Class B ordinary share resulting in an aggregate of 11,983,333 Class B Founder shares outstanding (up to 1,530,000 of which were subject to forfeiture if the underwriters’ over-allotment option was not exercised in full). The Founder Shares will automatically convert into Class A ordinary shares at the time of the Company’s initial Business Combination and are subject to certain transfer restrictions. The initial shareholders had agreed to forfeit up to 1,530,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters. Since the underwriters’ exercised the over-allotment option in full, no Founder Shares are subject to forfeiture.

The Initial Shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earliest of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

On January 30, 2023, the initial shareholders holding all of the Founder Shares elected to convert their Founder Shares into Class A ordinary shares of the Company on a one-for-one basis (the “Conversion”). As a result, 11,983,333 of the Company’s Class B ordinary shares were cancelled and 11,983,333 Class A ordinary shares were issued to such converting Initial Shareholders. The Initial Shareholders agreed that all of the terms and conditions applicable to the Founder Shares set forth in the Letter Agreement shall continue to apply to the Class A ordinary shares that the Founder Shares converted into, including the voting agreement, transfer restrictions and waiver of any right, title, interest or claim of any kind to the Trust Account or any monies or other assets held therein.

On May 4, 2023, the Company entered into a purchase agreement (the “Purchase Agreement”) with SSVK Associates, LLC (the “Sponsor”) and the Original Sponsor, pursuant to which the Sponsor will purchase from the Original Sponsor (x) 7,988,889 Class A ordinary shares and (y) 1,000,000 Private Placement Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant that is exercisable for one Class A ordinary share, free and clear of all liens and encumbrances (other than those contained in the Letter Agreement, dated November 3, 2021, by and among the Company, its officers, directors and the Original Sponsor, and the Underwriting Agreement, dated November 3, 2021, by and between the Company and Cantor Fitzgerald & Co., as representative of the several underwriters (the “Underwriting Agreement”)), for an aggregate purchase price of $1.00 (the “Purchase Price”) payable at the time of the initial Business Combination. On June 7, 2023, the Original Sponsor transferred 7,988,889 Class A ordinary shares to the Sponsor, pursuant to the Purchase Agreement (see Note 6). The Company estimated the aggregate fair values of the 7,988,889 Class A non-redeemable ordinary shares, the 1,000,000 Private Placement shares, and the 500,000 public warrants transferred to be $3,515,111, $440,000, and $20,000, respectively or $0.44 per share and $0.04 per warrant.

The fair value of the Class A non-redeemable shares was based on the following inputs:

May 4, 2023
Discount for lack of marketability	6.80%
Stock price as of measurement date	$10.77
Probability of transaction	4.40%

Related Party Loans

On April 22, 2021, the Original Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the IPO pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable on the earlier of December 31, 2021 or the completion of the IPO. The note payable of $121,158 was repaid on November 8, 2021.

Subscription Agreement Loans

On May 3, 2023, the Company and the Original Sponsor entered into a Subscription Agreement with Polar Multi-Strategy Master Fund (the “Investor”) where the Investor agreed to make a cash contribution of $151,000 to the Sponsor (the “Initial Capital Contribution”) on or prior to May 3, 2023. The Initial Capital Contribution would in turn be loaned by the Original Sponsor to the Company to cover working capital expenses (the “First SPAC Loan”). In consideration for the Initial Capital Contribution, the Company will issue 151,000 Class A ordinary shares, par value $0.0001 per share, of the Company to the Investor at the closing of the initial business combination (the “De-SPAC Closing”). The First SPAC Loan shall not accrue interest and shall be repaid by the Company upon the De-SPAC Closing. The Investor may elect at the De-SPAC Closing to receive such payments in (a) cash or (b) Class A ordinary shares of the Company at a rate of one Class A ordinary share for each $10.00 of Initial Capital Contribution. If the Company liquidates without consummating the initial business combination, any amounts remaining in the Sponsor or Company’s cash accounts, not including the Company’s Trust Account, will be paid to the Investor within five days of the liquidation.

On June 20, 2023, the Sponsor and the Company entered into a second subscription agreement (the “Second Subscription Agreement”) with the Investor where the Investor agreed to lend to the Sponsor, which will in turn be lent to the Company, an aggregate of $1,500,000 (the “Additional Capital Commitment”) to cover working capital expenses (the “Second SPAC Loan”). One half of the Additional Capital Commitment was made by the Investor to the Sponsor in cash on or prior to June 21, 2023, and the remaining $750,000 will be made by the Investor to the Sponsor in cash on the later of the Sponsor’s request and the first filing of the S-4 for the Company’s business combination. In consideration for the Second SPAC Loan, the Company will issue will issue one Class A ordinary share for each dollar of the Additional Capital Commitment funded by the Investor at the De-SPAC Closing. The Second SPAC Loan shall not accrue interest and shall be repaid by the Company upon the De-SPAC Closing. The Investor may elect at the De-SPAC Closing to receive such payments in (a) cash or (b) Class A ordinary shares at a rate of one Class A ordinary share for each $10.00 of Additional Capital Contribution. If the Company liquidates without consummating the initial business combination, any amounts remaining in the Sponsor or Company’s cash accounts, not including the Company’s Trust Account, will be paid to the Investor within five days of the liquidation. As of September 30, 2023, the Company had $750,000 borrowings under the Second SPAC Loan.

Collectively, the First SPAC Loan and the Second SPAC Loan are referred to as the SPAC Loans. The Company accounted for the Class A common stock they could be converted (“equity instrument”) to as equity-classified instruments based on an assessment of the specific terms and applicable authoritative guidance in ASC 480 and ASC 815. The assessment considers whether the equity instrument is freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the equity instrument meets all the requirements for equity classification under ASC 815, including whether the equity instrument is indexed to the Company’s own common stock, among other conditions for the equity classification. This assessment, which requires the use of professional judgment, was conducted at the time of equity instrument issuance. The SPAC Loans and the equity instrument meet the scope exception of ASC 815-10-15-74(a). The Company applied the guidance in ASC 470-20-25-2 “Debt With Conversion and Other Options”, requiring that the loan proceeds be allocated to the SPAC Loans based on their relative fair values. At May 3, 2023 the Company allocated $104,861 of the proceeds to the First SPAC Loan and $46,139 for the equity instrument. The Company estimated the aggregate fair value of the 151,000 shares to be issued to be $66,440 or $0.44 per share. At June 20, 2023 the Company allocated $520,833 of the proceeds to the Second SPAC Loan and $229,167 for the equity instruments. The Company estimated the aggregate fair value of the 750,000 shares to be issued to be $330,000 or $0.44 per share. At September 30, 2023 the carrying values of the SPAC Loans and the discounts were $625,694 and $275,306, respectively.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into private placement-equivalent units at a price of $10.00 per unit. As of September 30, 2023 and December 31, 2022, the Company had no borrowings under the Working Capital Loans.

Administrative Support Services

Commencing on the date of the final prospectus, the Company agreed to pay the Original Sponsor a total of $10,000 per month for office space and administrative and support services and following execution of the Purchase Agreement, this fee was payable to the Sponsor . Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. At September 30, 2023 and December 31, 2022, $90,000 and $120,000, respectively, have been accrued under this arrangement and included in due to affiliate on the accompanying balance sheets.

Note 5 — Related Party Transactions

Founder Shares

Our Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 8,625,000 Class B ordinary shares (the “Founder Shares”) which were issued on April 22, 2021. In August 2021, the Company effectuated a dividend of approximately 0.3628 shares for each outstanding Class B ordinary share resulting in an aggregate of 11,754,150 Class B ordinary shares outstanding. On October 1, 2021, the Company effectuated a dividend of approximately 0.0195 shares for each outstanding Class B ordinary share resulting in an aggregate of 11,983,333 Class B Founder shares outstanding (up to 1,530,000 of which are subject to forfeiture if the underwriters’ over-allotment option is not exercised in full). The Founder Shares will automatically convert into Class A ordinary shares at the time of the Company’s initial Business Combination and are subject to certain transfer restrictions. The initial shareholders had agreed to forfeit up to 1,530,000 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. Since the underwriters’ exercised the over-allotment option in full, no Founder Shares are subject to forfeiture.

The initial shareholders will agree, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earliest of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Related Party Loans

On April 22, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the IPO pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable on the earlier of December 31, 2021 or the completion of the IPO. The note payable of $121,158 was repaid on November 8, 2021. As of December 31, 2022, the Company had no borrowings under the Note.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into private placement-equivalent units at a price of $10.00 per unit. As of December 31, 2022 and 2021, the Company had no borrowings under the Working Capital Loans.

Administrative Support Services

Commencing on the date of the final prospectus, the Company will agree to pay the Sponsor a total of $10,000 per month for office space and administrative and support services. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. At December 31, 2022 and 2021, $120,000 and $20,000, respectively, have been accrued under this arrangement and included in due to affiliate on the accompanying balance sheets.